Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
29-Feb-2016
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

15-Mar-2016
Distribution Date
29-Feb-2016
1-Feb-2016
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
11-Mar-2016
Record Date
14-Mar-2016
30

15-Mar-2016
16-Feb-2016
15-Mar-2016
15-Feb-2016
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
295,000,000.00
0.000000
0.00
0.00
0.00
Class A-2 Notes
0.000000
343,100,000.00
0.000000
365,075,177.26
25,596,393.09
339,478,784.17
Class A-3 Notes
68.099058
375,870,000.00
0.903181
110,500,000.00
0.00
110,500,000.00
Class A-4 Notes
0.000000
110,500,000.00
1.000000
475,575,177.26
449,978,784.17
25,596,393.09
Total Note Balance
1,124,470,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
19,139,189.50
28,832,498.44
504,407,675.70
28,832,498.44
Pool Balance
524,643,439.35
497,950,472.11
1,202,489,808.91
1,153,299,937.71
49,189,871.20
20,235,763.65
478,811,282.61
28,829,937.71
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
28,832,498.44
2.50%
2.50%
28,829,937.71
2.50%
28,832,498.44
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.180000%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.430000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
0.870000%
264,679.50
0.704178
25,861,072.59
68.803237
Class A-4 Notes
1.310000%
120,629.17
1.091667
120,629.17
1.091667
$25,981,701.76
Total
$385,308.67

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
29-Feb-2016
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
27,895,669.86
Recoveries
0.00
26,549,306.31
27,895,669.86
15,133.34
158,683.31
1,166,644.84
5,902.06
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
437,202.87
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
385,308.67
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
25,596,393.09
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
1,476,765.23
Total Distribution
27,895,669.86
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
437,202.87
437,202.87
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
385,308.67
385,308.67
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
264,679.50
0.00
264,679.50
thereof on Class A-4 Notes
120,629.17
0.00
120,629.17
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
385,308.67
385,308.67
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
25,596,393.09
0.00
25,596,393.09
Aggregate Principal Distributable Amount
25,596,393.09
25,596,393.09
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
29-Feb-2016
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,883,249.84
0.00
0.00
2,883,249.84
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
5,279.12
622.94
622.94
622.94
5,902.06
2,883,249.84
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
29-Feb-2016
Pool Statistics
Principal Gross Losses
Pool Data
1,202,489,808.91
2.58%
34.28
30.13
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
524,643,439.35
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
9,531,082.64
0.00
143,660.93
497,950,472.11
27,464
28,109
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
43,511
17,018,223.67
2.67%
51.92
Pool Factor
41.41%
11.34

Investor Report
Mercedes-Benz Auto Receivables Trust 2014-1
Collection Period Ended

Amounts in USD
29-Feb-2016
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
497,950,472.11
27,464
100.00%
91-120 Days Delinquent
13
0.09%
436,270.52
61-90 Days Delinquent

0.16%
775,125.88
31-60 Days Delinquent

0.50%
2,488,359.12
Current
99.26%
494,250,716.59
27,315
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Average Net Loss / (Gain)
13,963.98
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.315%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.065%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
2,373,877.37
(27,758.72)
Principal Net Loss / (Gain)
Principal Recoveries
156,143.19
1,994,517.42
Principal Net Liquidation Proceeds
15,276.46
453,513.49
Principal Gross Losses
143,660.93
4,821,908.28
6

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.197%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.180%
0.733%
0.412%